Carillon Reams Unconstrained Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 31.8%		Par	Value
Angel Oak Mortgage Trust
Series 2025-10, Class A1, 4.96%, 09/25/2070 (a)(b)		$2,940,631	$2,925,375
Series 2025-13, Class A1, 4.93%, 10/25/2070 (a)(c)		2,841,665	2,826,172
Series 2026-2, Class A1, 4.69%, 02/25/2071 (a)(b)		13,532,252	13,393,627
BANK
Series 2021-BN35, Class A2, 1.87%, 06/15/2064		6,280,000	6,160,440
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057		1,390,000	1,453,452
Barclays Mortgage Loan Trust
Series 2023-NQM1, Class A1A, 6.03%, 01/25/2063 (a)(c)		1,197,031	1,201,398
Series 2026-NQM2, Class A1, 4.70%, 12/25/2065 (a)(b)		7,437,198	7,337,545
BBCMS Mortgage Trust
Series 2022-C18, Class A2, 5.50%, 12/15/2055 (b)		6,331,028	6,388,354
Series 2024-C24, Class A5, 5.42%, 02/15/2057		5,700,000	5,837,727
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/2054		2,274,223	2,244,445
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057		1,810,000	1,892,146
Series 2025-C11, Class A5, 5.69%, 02/15/2058		2,030,000	2,113,555
Series 2025-C13, Class A5, 5.35%, 10/15/2058		6,310,000	6,418,883
BRAVO Residential Funding Trust
Series 2025-NQM9, Class A1, 5.04%, 09/25/2065 (a)(c)		8,286,225	8,254,495
Series 2026-NQM3, Class A1, 4.99%, 11/25/2065 (a)(b)		21,225,104	21,110,496
Series 2026-NQM3, Class A1LC, 5.05%, 11/25/2065 (a)(c)		3,005,000	2,980,797
Chase Home Lending Mortgage Trust
Series 2024-8, Class A4A, 5.50%, 08/25/2055 (a)(b)		1,692,547	1,693,769
Series 2025-11, Class A11, 4.96% (30 day avg SOFR US + 1.30%), 02/25/2056 (a)		8,939,279	8,918,331
Series 2025-3, Class A11, 4.96% (30 day avg SOFR US + 1.30%), 02/25/2056 (a)		2,261,573	2,256,274
Series 2025-4, Class A11, 5.16% (30 day avg SOFR US + 1.50%), 03/25/2056 (a)		6,656,778	6,687,101
Series 2025-5, Class A11, 5.16% (30 day avg SOFR US + 1.50%), 04/25/2056 (a)		2,305,036	2,314,944
Series 2025-9, Class A11, 4.96% (30 day avg SOFR US + 1.30%), 06/25/2056 (a)		1,624,113	1,625,839
Series 2026-3, Class A11, 4.92% (30 day avg SOFR US + 1.25%), 01/25/2057 (a)		12,525,000	12,523,224
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1, Class A3A, 2.50%, 04/25/2051 (a)(b)		3,915,584	3,257,429
Series 2021-J2, Class A7A, 2.50%, 07/25/2051 (a)(b)		1,529,813	1,375,235
COLT Mortgage Loan Trust
Series 2025-10, Class A1, 5.09%, 10/25/2070 (a)(b)		6,822,404	6,802,118
Series 2025-11, Class A1, 5.05%, 11/25/2070 (a)(b)		6,806,091	6,783,798
Series 2025-12, Class A1, 4.98%, 01/26/2071 (a)(b)		4,939,576	4,913,655
Series 2026-2, Class A1, 4.83%, 03/25/2071 (a)(b)		26,130,000	25,873,550
CSMC Trust, Series 2018-J1, Class A2, 3.50%, 02/25/2048 (a)(b)		1,822,638	1,649,774
DBC Mortgage Trust, Series 2025-DBC, Class A, 5.02% (1 mo. Term SOFR + 1.35%), 11/15/2042 (a)		16,590,000	16,579,649
EFMT, Series 2026-NQM3, Class A1, 5.03%, 03/25/2071 (a)(b)		23,885,000	23,731,372
Flagstar Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/01/2051 (a)(b)		4,918,838	4,103,732
Series 2021-8INV, Class A3, 2.50%, 09/25/2051 (a)(b)		1,324,871	1,102,179
GCAT Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051 (a)(b)		4,335,721	3,768,184
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/2052 (a)(b)		2,740,171	2,267,472
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.90%, 10/25/2050 (a)(b)		3,451,639	2,985,153
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (a)(b)		2,593,955	2,154,780
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)		10,180,741	8,449,944
Series 2021-PJ10, Class A2, 2.50%, 03/25/2052 (a)(b)		3,942,183	3,271,985
Series 2021-PJ7, Class A2, 2.50%, 01/25/2052 (a)(b)		3,510,889	2,922,776
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (a)(b)		3,059,774	2,933,193
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(b)		6,150,779	5,120,763
Series 2023-CCM1, Class A1, 6.65%, 08/25/2053 (a)(b)		1,314,172	1,309,870
Series 2023-PJ5, Class A16, 6.50%, 02/25/2054 (a)(b)		3,090,967	3,123,329
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065 (a)(c)		1,754,908	1,745,474
Series 2025-PJ7, Class A5, 5.50%, 12/25/2055 (a)(b)		3,409,640	3,410,942
HOMES Trust, Series 2026-INV1, Class A1D, 5.08%, 08/25/2060 (a)(c)		3,984,814	3,963,493
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040 (a)(b)		11,828,000	12,103,209
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)		1,078,970	896,941
Series 2021-12, Class A3, 2.50%, 02/25/2052 (a)(b)		700,938	581,773
Series 2021-13, Class A3A, 2.00%, 04/25/2052 (a)(b)		3,555,306	2,834,525
Series 2021-14, Class A3A, 2.00%, 05/25/2052 (a)(b)		2,728,370	2,168,416
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(b)		3,142,137	2,612,024
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(b)		2,432,980	2,031,633
Series 2021-6, Class A3, 2.50%, 10/25/2051 (a)(b)		2,655,283	2,217,265
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(b)		2,273,035	1,892,391
Series 2021-INV4, Class A2, 3.00%, 01/25/2052 (a)(b)		5,140,603	4,461,025
Series 2021-INV6, Class A2, 3.00%, 04/25/2052 (a)(b)		5,294,680	4,594,734
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(b)		4,915,503	4,269,124
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(b)		1,806,941	1,563,640
Series 2022-6, Class A2, 3.50%, 11/25/2052 (a)(b)		2,740,427	2,469,994
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(b)		2,141,321	1,852,889
Series 2022-8, Class A3, 4.00%, 01/25/2053 (a)(b)		1,641,457	1,524,887
Series 2022-INV1, Class A3, 3.00%, 03/25/2052 (a)(b)		3,271,715	2,849,997
Series 2023-6, Class A4, 6.00%, 12/26/2053 (a)(b)		4,216,460	4,234,180
Series 2024-12, Class A4A, 5.50%, 06/25/2055 (a)(b)		3,070,666	3,071,168
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(b)		7,107,814	6,181,858
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(b)		4,160,798	3,590,153
Series 2024-CCM1, Class A4A, 5.50%, 04/25/2055 (a)(b)		635,311	635,469
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056 (a)(c)		9,209,390	9,119,282
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055 (a)(c)		6,963,417	6,953,069
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056 (a)(c)		5,619,912	5,602,222
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066 (a)(b)		8,282,505	8,247,889
Series 2025-NQM5, Class A1, 4.88%, 05/25/2066 (a)(b)		1,473,007	1,461,512
Series 2026-1, Class A11, 4.76% (30 day avg SOFR US + 1.10%), 07/25/2056 (a)		5,049,419	4,998,129
MFRA Trust
Series 2025-NQM5, Class A1, 5.19%, 11/25/2070 (a)(b)		9,366,000	9,336,692
Series 2026-NQM1, Class A1, 5.05%, 02/25/2071 (a)(b)		9,576,045	9,512,400
Series 2026-NQM1, Class A1A, 5.05%, 02/25/2071 (a)(c)		5,042,386	5,016,744
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5, 5.63%, 08/15/2058		6,310,000	6,562,006
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(b)		1,230,958	1,141,263
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(b)		2,354,696	1,954,381
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)		7,311,501	6,068,831
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(b)		4,430,638	3,848,018
Series 2025-J3, Class AF, 5.16% (30 day avg SOFR US + 1.50%), 10/25/2055 (a)		4,006,418	4,020,789
Series 2025-NQM19, Class A1, 4.87%, 10/25/2065 (a)(b)		5,219,507	5,187,234
Series 2025-NQM20, Class A1, 5.02%, 10/25/2065 (a)(b)		5,031,793	5,012,896
Series 2026-INV1, Class AF, 5.01% (30 day avg SOFR US + 1.35%), 02/25/2056 (a)		11,740,383	11,738,641
Series 2026-NQM1, Class A1, 4.85%, 11/25/2065 (a)(b)		5,991,904	5,949,090
Series 2026-NQM2, Class A1, 4.82%, 12/01/2065 (a)(b)		4,990,553	4,951,955
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (a)(b)		12,347,014	12,225,764
PMT Loan Trust
Series 2025-J3, Class A35, 5.06% (30 day avg SOFR US + 1.40%), 11/27/2056 (a)		10,147,794	10,208,754
Series 2026-CNF2, Class A24, 5.02% (30 day avg SOFR US + 1.35%), 02/25/2057 (a)		21,850,000	21,848,713
Series 2026-INV3, Class A36, 5.02% (30 day avg SOFR US + 1.35%), 02/25/2057 (a)		7,445,000	7,444,798
Series 2026-J1, Class A25, 4.81% (30 day avg SOFR US + 1.15%), 01/25/2057 (a)		9,823,081	9,790,132
Series 2026-J2, Class A24, 5.01% (30 day avg SOFR US + 1.35%), 03/25/2057 (a)		6,968,910	6,945,746
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(b)		3,374,250	3,030,660
PRPM Trust
Series 2025-NQM6, Class A1, 4.99%, 12/25/2070 (a)(b)		2,266,005	2,251,010
Series 2026-NQM1, Class A1, 5.13%, 02/25/2071 (a)(b)		25,995,000	25,895,954
Radian Mortgage Capital Trust
Series 2024-J1, Class A25, 5.01% (30 day avg SOFR US + 1.35%), 11/25/2054 (a)		3,255,987	3,261,345
Series 2025-J4, Class A25, 5.21% (30 day avg SOFR US + 1.55%), 03/25/2056 (a)		12,607,053	12,644,643
Rate Mortgage Trust
Series 2021-J3, Class A1, 2.50%, 10/25/2051 (a)(b)		4,411,112	3,666,909
Series 2021-J4, Class A1, 2.50%, 11/25/2051 (a)(b)		7,216,009	6,003,099
Series 2025-J3, Class A27, 5.21% (30 day avg SOFR US + 1.55%), 11/25/2055 (a)		4,171,883	4,192,394
RIDE Trust, Series 2025-SHRE, Class A, 5.08%, 02/14/2047 (a)(b)		3,115,000	3,157,892
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)		10,430,000	10,603,011
Sequoia Mortgage Trust
Series 2021-3, Class A1, 2.50%, 05/25/2051 (a)(b)		5,120,015	4,262,612
Series 2021-4, Class A1, 2.50%, 06/25/2051 (a)(b)		4,835,263	4,022,523
Series 2021-6, Class A1, 2.50%, 10/25/2051 (a)(b)		2,326,724	1,935,635
Series 2021-9, Class A1, 2.50%, 01/25/2052 (a)(b)		1,050,329	873,731
Series 2025-10, Class A26F, 4.91% (30 day avg SOFR US + 1.25%), 11/25/2055 (a)		13,921,228	13,965,449
Series 2025-11, Class A2, 5.00%, 11/25/2055 (a)(b)		11,317,478	11,080,524
Series 2025-12, Class A26F, 5.21% (30 day avg SOFR US + 1.55%), 12/25/2055 (a)		4,285,846	4,311,479
Series 2026-1, Class A26F, 4.91% (30 day avg SOFR US + 1.25%), 02/25/2056 (a)		7,751,155	7,760,481
Series 2026-2, Class A26F, 4.81% (30 day avg SOFR US + 1.15%), 03/25/2056 (a)		9,711,140	9,673,410
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)		3,550,000	3,157,219
Verus Securitization Trust
Series 2025-11, Class A1, 4.91%, 11/25/2070 (a)(b)		6,492,737	6,461,894
Series 2025-9, Class A1, 4.94%, 10/27/2070 (a)(b)		3,463,207	3,446,244
Series 2026-1, Class A1, 4.86%, 01/25/2071 (a)(b)		8,145,242	8,103,553
Series 2026-2, Class A1, 4.59%, 02/25/2071 (a)(b)		2,170,247	2,148,896
Series 2026-3, Class A1, 4.93%, 03/25/2071 (a)(b)		28,075,000	27,909,085
Wells Fargo Commercial Mortgage Trust, Series 2025-C65, Class A5, 5.29%, 10/15/2058		5,050,000	5,119,114
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 2.50%, 12/25/2050 (a)(b)		8,258,798	6,875,359
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $724,686,662)			721,756,608

U.S. TREASURY SECURITIES - 16.1%		Par	Value
U.S. Treasury Notes
3.50%, 02/28/2031		35,335,000	34,650,384
3.75%, 10/31/2032		203,385,000	199,150,461
4.25%, 08/15/2035		133,390,000	132,889,788
TOTAL U.S. TREASURY SECURITIES (Cost $372,033,717)			366,690,633

ASSET-BACKED SECURITIES - 13.2%		Par	Value
AMSR Trust
Series 2021-SFR1, Class A, 1.95%, 06/17/2038 (a)		2,295,000	2,167,205
Series 2023-SFR2, Class A, 3.95%, 06/17/2040 (a)		2,465,000	2,424,558
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (a)		6,970,000	6,803,314
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)		2,365,000	2,312,725
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)		6,090,000	6,223,786
Series 2025-2A, Class A, 5.12%, 08/20/2031 (a)		10,460,000	10,601,941
Series 2025-3A, Class A, 4.17%, 02/20/2030 (a)		14,760,000	14,637,561
Series 2026-1A, Class A, 4.28%, 08/20/2030 (a)		7,035,000	6,974,122
Series 2026-2A, Class A, 4.60%, 08/20/2032 (a)		7,310,000	7,217,637
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042 (a)		9,021,056	8,610,049
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (a)(c)		1,676,373	1,674,040
Hertz Vehicle Financing III LLC
Series 2023-4A, Class A, 6.15%, 03/25/2030 (a)		11,949,000	12,421,939
Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)		10,530,000	10,608,198
Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)		9,390,000	9,461,506
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)		12,545,000	12,676,384
Series 2025-4A, Class A, 5.41%, 12/25/2031 (a)		11,915,000	12,152,553
Home Partners of America Trust
Series 2021-1, Class A, 1.70%, 09/17/2041 (a)		4,835,532	4,423,306
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)		12,346,599	12,115,246
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)		12,525,813	11,762,203
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)		977,549	952,303
JP Morgan Mortgage Trust
Series 2025-HE1, Class A1, 4.82% (30 day avg SOFR US + 1.15%), 07/20/2055 (a)		3,782,208	3,780,707
Series 2025-HE2, Class A1, 4.92% (30 day avg SOFR US + 1.25%), 11/20/2055 (a)		4,411,971	4,413,236
Series 2025-HE3, Class A1, 5.02% (30 day avg SOFR US + 1.35%), 03/20/2056 (a)		3,317,714	3,324,690
Progress Residential Trust
Series 2021-SFR7, Class A, 1.69%, 08/17/2040 (a)		4,749,011	4,444,424
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)		4,666,356	4,596,049
Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)		8,540,500	8,012,775
Series 2024-SFR5, Class A, 3.00%, 08/09/2029 (a)		9,874,894	9,323,501
Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (a)		4,055,000	3,833,915
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)		8,696,013	8,319,855
Series 2025-SFR6, Class A, 4.00%, 12/17/2042 (a)		13,055,000	12,598,613
Series 2026-SFR1, Class A, 3.85%, 02/17/2043 (a)		4,685,000	4,465,593
RCKT Mortgage Trust, Series 2026-CES3, Class A1A, 5.14%, 03/25/2056 (a)(c)		18,800,000	18,727,757
STAR Trust
Series 2022-SFR3, Class A, 5.32% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)		8,170,797	8,150,370
Series 2024-SFR4, Class A, 5.42% (1 mo. Term SOFR + 1.75%), 10/17/2041 (a)		16,393,737	16,393,737
Series 2025-SFR5, Class A, 5.12% (1 mo. Term SOFR + 1.45%), 02/17/2042 (a)		8,688,533	8,687,951
Series 2026-SFR7, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 05/17/2043 (a)		6,570,000	6,572,904
Towd Point Mortgage Trust
Series 2025-HE1, Class A1A, 5.01% (30 day avg SOFR US + 1.35%), 07/25/2065 (a)		2,596,933	2,596,353
Series 2025-HE2, Class A1A, 5.01% (30 day avg SOFR US + 1.35%), 09/25/2065 (a)		7,903,123	7,894,992
Tricon Residential Trust
Series 2024-SFR4, Class A, 4.30%, 11/17/2041 (a)		2,038,421	1,998,491
Series 2026-SFR1, Class A, 4.77% (1 mo. Term SOFR + 1.10%), 02/17/2043 (a)		6,374,460	6,374,459
TOTAL ASSET-BACKED SECURITIES (Cost $299,941,823)			300,730,948

AGENCY MORTGAGE-BACKED SECURITIES - 12.3%		Par	Value
Fannie Mae REMIC
Series 2025-102, Class DA, 4.50%, 03/25/2054		4,119,896	4,081,311
Series 2025-102, Class FD, 4.71% (30 day avg SOFR US + 1.05%), 12/25/2055		12,670,838	12,696,335
Series 2025-112, Class AC, 4.50%, 07/25/2053		18,210,120	18,055,526
Series 2025-46, Class FG, 4.86% (30 day avg SOFR US + 1.20%), 06/25/2055		5,234,063	5,259,167
Series 2025-60, Class FA, 5.01% (30 day avg SOFR US + 1.35%), 08/25/2055		8,870,686	8,940,686
Series 2025-96, Class FB, 4.76% (30 day avg SOFR US + 1.10%), 11/25/2055		15,851,275	15,898,799
Series 2026-13, Class FA, 4.51% (30 day avg SOFR US + 0.85%), 03/25/2056		23,261,298	23,206,327
Series 2026-20, Class JA, 4.50%, 06/25/2051		21,795,000	21,470,520
Series 2026-20, Class KA, 4.50%, 12/25/2049		23,282,351	23,029,796
Federal Home Loan Mortgage Corp.
Series 5470, Class FA, 4.76% (30 day avg SOFR US + 1.10%), 11/25/2054		2,144,731	2,151,266
Series 5494, Class FA, 4.76% (30 day avg SOFR US + 1.10%), 01/25/2055		10,494,342	10,525,324
Series 5494, Class FB, 4.76% (30 day avg SOFR US + 1.10%), 01/25/2055		9,115,071	9,142,188
Series 5499, Class BF, 4.56% (30 day avg SOFR US + 0.90%), 02/25/2055		2,559,558	2,560,341
Series 5499, Class CF, 4.66% (30 day avg SOFR US + 1.00%), 02/25/2055		2,133,233	2,139,092
Series 5500, Class FE, 5.06% (30 day avg SOFR US + 1.40%), 02/25/2055		12,908,586	13,007,813
Series 5513, Class KF, 4.51% (30 day avg SOFR US + 0.85%), 11/25/2054		3,476,226	3,486,324
Series 5530, Class FA, 4.81% (30 day avg SOFR US + 1.15%), 04/25/2055		10,289,361	10,329,091
Series 5563, Class FB, 4.61% (30 day avg SOFR US + 0.95%), 06/25/2055		11,181,282	11,257,308
Series 5575, Class FG, 4.96% (30 day avg SOFR US + 1.30%), 09/25/2055		6,347,275	6,372,906
Series 5598, Class FA, 4.81% (30 day avg SOFR US + 1.15%), 11/25/2055		11,250,116	11,294,229
Series 5609, Class F, 4.71% (30 day avg SOFR US + 1.05%), 12/25/2055		17,423,908	17,459,059
Series 5609, Class FB, 4.61% (30 day avg SOFR US + 0.95%), 12/25/2055		2,294,928	2,298,432
Series 5616, Class FA, 4.76% (30 day avg SOFR US + 1.10%), 01/25/2056		13,126,975	13,165,748
Series 5639, Class FA, 4.51% (30 day avg SOFR US + 0.85%), 03/25/2056		9,205,519	9,183,755
Series 5653, Class MT, 5.00%, 05/27/2026		22,540,000	22,406,169
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $278,754,684)			279,417,512

CORPORATE BONDS - 11.3%		Par	Value
Airlines - 1.4%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)		1,170,346	1,185,488
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)		3,154,353	3,154,774
American Airlines, Pass Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/2029		709,929	686,188
British Airways, Pass Through Trust, Series 2021-1, Class A, 2.90%, 03/15/2035 (a)		4,095,187	3,755,963
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028		10,244,850	9,906,809
United Airlines, Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/2026		2,268,920	2,266,857
Series 2015-1, Class AA, 3.45%, 12/01/2027		816,376	800,128
Series 2016-1, Class AA, 3.10%, 07/07/2028		774,844	754,475
Series 2016-2, Class AA, 2.88%, 10/07/2028		3,209,800	3,096,191
Series 2018-1, Class AA, 3.50%, 09/01/2031		901,550	875,812
Series 2019-1, Class AA, 4.15%, 08/25/2031		4,313,576	4,219,268
Series 2019-2, Class AA, 2.70%, 05/01/2032		199,662	183,516
			30,885,469

Auto Manufacturers - 0.7%
American Honda Finance Corp., 5.20%, 03/05/2035		5,420,000	5,317,119
Ford Motor Credit Co. LLC, 4.27%, 01/09/2027		2,215,000	2,204,877
General Motors Financial Co., Inc., 6.00%, 01/09/2028		7,155,000	7,315,103
			14,837,099

Banks - 3.4%
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028		2,925,000	2,943,891
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029		8,425,000	8,490,638
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036		2,410,000	2,457,671
Citigroup, Inc.
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		4,105,000	4,058,343
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035		2,405,000	2,438,445
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036		12,505,000	12,543,094
JPMorgan Chase & Co.
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030		9,380,000	9,513,167
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036		3,220,000	3,295,795
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036		5,275,000	5,435,802
US Bancorp, 5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031		10,695,000	10,850,802
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031		4,230,000	4,193,455
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035		2,405,000	2,394,363
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036		8,340,000	8,534,552
			77,150,018

Capital Markets - 0.8%
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036		2,410,000	2,457,055
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036		3,225,000	3,232,207
The Goldman Sachs Group, Inc.
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031		8,495,000	8,631,231
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036		3,155,000	3,207,013
			17,527,506

Commercial Services - 0.3%
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)		6,410,000	6,441,022

Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.
2.55%, 03/21/2031		3,650,000	3,313,718
5.25%, 04/02/2035		7,600,000	7,609,372
			10,923,090

Electric - 2.1%
Appalachian Power Co., 2.70%, 04/01/2031		6,185,000	5,624,998
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030		510,000	489,213
Duke Energy Florida LLC, 5.88%, 11/15/2033		4,940,000	5,244,751
Duke Energy Indiana LLC, 5.25%, 03/01/2034		7,605,000	7,788,226
Entergy Arkansas LLC, 5.30%, 09/15/2033		5,810,000	5,957,303
Entergy Louisiana LLC
2.35%, 06/15/2032		5,485,000	4,801,696
5.35%, 03/15/2034		12,700,000	13,055,889
Public Service Electric and Gas Co., 4.65%, 03/15/2033		5,200,000	5,138,327
			48,100,403

Electric Utilities - 0.6%
Duke Energy Corp., 5.00%, 12/08/2027		3,475,000	3,511,968
Virginia Electric and Power Co., 5.15%, 03/15/2035		4,330,000	4,321,379
Wisconsin Power and Light Co., 5.38%, 03/30/2034		6,350,000	6,446,043
			14,279,390

Ground Transportation - 0.1%
Union Pacific Corp., 5.10%, 02/20/2035		3,185,000	3,241,533

Health Care Equipment & Supplies - 0.5%
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030		10,415,000	10,868,483

Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp., 4.95%, 03/03/2035		3,258,000	3,240,948

Multi-Utilities - 0.3%
Dominion Energy, Inc., 3.38%, 04/01/2030		6,090,000	5,814,668

Oil & Gas - 0.1%
Chevron USA, Inc., 4.98%, 04/15/2035		3,240,000	3,281,467

Oil, Gas & Consumable Fuels - 0.2%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030		4,851,000	4,758,466

Transportation - 0.2%
Canadian Pacific Railway Co., 5.20%, 03/30/2035		5,215,000	5,309,384
TOTAL CORPORATE BONDS (Cost $256,934,556)			256,658,946

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 7.6%		Par	Value
Brazil Letras do Tesouro Nacional
14.18%, 04/01/2026 (1)	BRL	290,100	55,975,010
13.74%, 07/01/2026 (1)	BRL	199,500	37,297,870
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/2037	BRL	34,200,000	5,395,341
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	427,896,000	74,230,005
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $160,600,878)			172,898,226

MEDIUM-TERM NOTES - 3.2%		Par	Value
BNP Paribas Issuance BV
04/20/2026 (a)(d)		2,033,000	1,805,304
05/13/2026 (a)(e)		2,564,000	2,717,840
05/26/2026 (a)(f)		1,625,000	1,596,888
BofA Finance LLC, 04/29/2026 (g)		2,453,000	2,508,192
Citigroup Global Markets Holdings, Inc.
04/01/2026 (h)		2,260,000	2,840,006
04/09/2026 (i)	GBP	1,697,000	2,764,408
04/13/2026 (j)		2,397,000	2,825,344
04/13/2026 (k)		2,192,000	1,659,519
04/20/2026 (j)		2,207,000	2,479,785
04/29/2026 (l)	GBP	1,724,000	2,611,397
05/13/2026 (m)	GBP	1,933,000	2,990,276
05/15/2026 (n)		1,192,000	1,198,425
06/11/2026 (n)		1,031,000	969,759
06/25/2026 (a)(o)		709,000	1,651,942
06/25/2026 (a)(o)		758,000	1,644,534
06/30/2026 (p)		8,516,000	7,905,403
06/30/2026 (q)	EUR	2,627,000	3,570,602
07/02/2026 (n)		2,349,000	2,349,000
Morgan Stanley Finance LLC
04/01/2026 (a)(r)	GBP	1,763,000	2,865,785
04/20/2026 (a)(s)		713,000	886,794
04/22/2026 (a)(t)		357,000	536,839
05/08/2026 (a)(t)		176,000	176,000
05/20/2026 (a)(s)		2,137,000	2,508,304
05/20/2026 (a)(u)		2,285,000	1,590,931
07/02/2026 (a)(v)	EUR	2,200,000	2,542,882
Nomura International Funding Pte Ltd.
04/08/2026 (a)(w)		2,349,000	2,881,166
06/03/2026 (a)(x)		2,276,000	2,687,910
06/03/2026 (a)(y)		2,093,000	1,715,339
06/08/2026 (a)(x)		2,421,000	2,788,024
06/08/2026 (a)(y)		2,162,000	1,907,187
06/22/2026 (a)(z)		2,421,000	2,358,683
TOTAL MEDIUM-TERM NOTES (Cost $66,939,168)			71,534,468

TOTAL INVESTMENTS - 95.5% (Cost $2,159,891,488)			2,169,687,341
Other Assets in Excess of Liabilities - 4.5%			101,826,368
TOTAL NET ASSETS - 100.0%			$2,271,513,709

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDJPY Fixing Rate

(e)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic USD CMS 5Y5Y Rate from its initial underlying value to its final underlying value.

(f)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDBRL Fixing Rate from its initial underlying value to its final underlying value.

(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic 5Y5Y SOFR Swap Rate from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic 10Y10Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SONIA CMS7 Rate

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the U.S. Dollar/Swiss Franc Exchange Rate from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the U.S. Dollar/Japanese Yen Exchange Rate from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SONIA CMS30 Rate from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SONIA CMS2 Rate from its initial underlying value to its final underlying value.

(n)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SOFR CMS rate from its initial underlying value to its final underlying value.

(o)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the S&P 500® Index from its initial underlying value to its final underlying value.

(p)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS5 Rate from its initial underlying value to its final underlying value.

(q)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS5 Rate from its initial underlying value to its final underlying value.

(r)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the GBP-SONIA ICE Swap Rate from its initial underlying value to its final underlying value.

(s)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 10-year USD SOFR ICE Swap Rate and the 2-year USD SOFR ICE Swap Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(t)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 30-year USD SOFR ICE Swap Rate and the USD/CHF spot exchange rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(u)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 30-year USD SOFR ICE Swap Rate and the 5-year USD SOFR ICE Swap Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(v)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR-EURIBOR ICE Swap Rate from its initial underlying value to its final underlying value.

(w)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 20Y USD SWAP Reference Rate and the 10Y USD SWAP Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(x)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDCHF Spot Rate from its initial underlying value to its final underlying value.

(y)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDJPY Spot Rate from its initial underlying value to its final underlying value.

(z)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 10Y USD Swap Reference Rate and the 5Y USD Swap Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(1)	Zero Coupon instrument. The rate shown is the annualized effective yield as of March 31, 2026.

Carillon Reams Unconstrained Bond Fund
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Put Options - (0.0)%
CDX North American High Yield Index Series 45, Counterparty: Barclays Capital, Inc.; Expiration: 06/17/2026; Exercise Price $98.00	$(155,423,070)	(155,423,070)	$(842,393)
TOTAL WRITTEN OPTIONS (Premiums received $601,487)			$(842,393)

Percentages are stated as a percent of net assets.

Carillon Reams Unconstrained Bond Fund
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Euro-BOBL	791	06/08/2026	$105,535,542	$(1,306,800)
Euro-Bund	1,870	06/08/2026	271,024,204	(4,398,127)
U.S. Treasury 10 Year Notes	5,939	06/18/2026	659,507,391	(7,052,442)
U.S. Treasury 2 Year Notes	4,526	06/30/2026	938,897,482	(1,579,264)
				$(14,336,633)
				–
Description	Contracts Sold	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Euro-Schatz	(1,850)	06/06/2026	$(226,128,693)	$1,686,183
U.S. Treasury 5 Year Notes	(1,857)	06/30/2026	(200,889,681)	2,824,597
				$4,510,780
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(9,825,853)

There is $1,921,062 of variation margin due from the Fund to the broker as of the date of this report.

Carillon Reams Unconstrained Bond Fund
Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	04/28/2026	KRW	48,116,338,800	USD	33,510,000	$(2,069,454)
Barclays Capital, Inc.	04/29/2026	USD	2,375,099	GBP	1,724,000	93,300
Barclays Capital, Inc.	05/18/2026	JPY	8,448,172,923	USD	55,677,484	(2,218,152)
Barclays Capital, Inc.	05/29/2026	CAD	55,085,648	USD	40,432,326	(730,306)
Goldman Sachs	04/01/2026	BRL	185,876,405	USD	35,504,442	373,641
Goldman Sachs	04/01/2026	USD	33,865,973	BRL	185,876,405	(2,012,110)
Goldman Sachs	05/05/2026	USD	10,408,508	BRL	55,079,741	(150,128)
Goldman Sachs	05/26/2026	USD	16,634,000	BRL	88,169,066	(181,012)
Goldman Sachs	07/01/2026	USD	33,174,545	BRL	187,148,569	(2,208,362)
J.P. Morgan Securities, Inc.	04/01/2026	BRL	376,439,165	USD	71,761,819	898,913
J.P. Morgan Securities, Inc.	04/01/2026	USD	2,375,140	GBP	1,763,000	41,653
J.P. Morgan Securities, Inc.	04/01/2026	USD	53,704,236	BRL	281,157,785	(565,172)
J.P. Morgan Securities, Inc.	04/09/2026	USD	2,293,103	GBP	1,697,000	47,001
J.P. Morgan Securities, Inc.	05/13/2026	USD	2,637,617	GBP	1,933,000	79,302
J.P. Morgan Securities, Inc.	05/26/2026	USD	66,520,335	CHF	51,050,033	2,274,919
J.P. Morgan Securities, Inc.	06/02/2026	USD	55,624,452	BRL	291,583,377	110,192
J.P. Morgan Securities, Inc.	06/30/2026	USD	3,034,380	EUR	2,627,000	(14,641)
J.P. Morgan Securities, Inc.	07/02/2026	USD	2,553,458	EUR	2,200,000	(156)
Morgan Stanley	04/01/2026	USD	17,197,874	BRL	95,281,380	(1,193,451)
Net Unrealized Appreciation (Depreciation)						$(7,424,023)

BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
KRW - South Korean Won
USD - United States Dollar

Carillon Reams Unconstrained Bond Fund
Schedule of Inflation and Interest Rate Swap Contracts
March 31, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Central Clearing Party	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	Euro Short-Term Rate Volume Weighted Trimmed Mean	LCH Ltd.	2.34%	Annually	12/24/2034	EUR 267,100,000	$8,262,947
Total Unrealized Appreciation (Depreciation)							$8,262,947

EUR - Euro

Carillon Reams Unconstrained Bond Fund
Schedule of Credit Default Swap Contracts
Buy Protection
March 31, 2026 (Unaudited)

Reference Obligation	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Protection:
iTraxx Australia Series 46 Index	(1.00)%	Quarterly	Baa2/BBB	06/20/2031	$97,210,000	$(402,277)	$(381,286)	$(20,991)
	0.000%					$(402,277)	$(381,286)	$(20,991)

Carillon Reams Unconstrained Bond Fund
Schedule of Credit Default Swap Contracts
Sell Protection
March 31, 2026 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 46	1.00%	Quarterly	Baa2/BBB	06/20/2031	$211,330,000	$3,705,507	$3,530,149	$175,358
CDX North American High Yield Index Series 46	5.00%	Quarterly	B2/B	06/20/2031	302,210,000	14,674,671	12,770,143	1,904,528
	0.000%					$18,380,178	$16,300,292	$2,079,886
* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $2,759,151 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Reams Unconstrained Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Commercial Mortgage-Backed Securities	$–	$721,756,608	$–	$721,756,608
U.S. Treasury Securities	–	366,690,633	–	366,690,633
Asset-Backed Securities	–	300,730,948	–	300,730,948
Agency Mortgage-Backed Securities	–	279,417,512	–	279,417,512
Corporate Bonds	–	256,658,946	–	256,658,946
Foreign Government Debt Obligations	–	172,898,226	–	172,898,226
Medium-Term Notes	–	71,534,468	–	71,534,468
Total Investments	$–	$2,169,687,341	$–	$2,169,687,341

Other Financial Instruments:
Inflation and Interest Rate Swaps *	$–	$8,262,947	$–	$8,262,947
Futures Contracts *	4,510,780	–	–	4,510,780
Forward Currency Contracts *	–	3,918,921	–	3,918,921
Credit Default Swaps	–	18,380,178	–	18,380,178
Total Other Financial Instruments	$4,510,780	$30,562,046	$–	$35,072,826

Liabilities:
Investments:
Written Options	$–	$(842,393)	$–	$(842,393)
Total Investments	$–	$(842,393)	$–	$(842,393)
Other Financial Instruments:
Futures Contracts *	$(14,336,633)	$–	$–	$(14,336,633)
Forward Currency Contracts *	–	(11,342,944)	–	(11,342,944)
Credit Default Swaps	–	(402,277)	–	(402,277)
Total Other Financial Instruments	$(14,336,633)	$(11,745,221)	$–	$(26,081,854)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.